Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Investments and Cash held in Trust Account – U.S. Treasury Securities Money Market Fund			$ 253,027,240
Level 1 & 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability		253,000	6,493,666
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 423,600	$ 141,200	$ 3,648,976